Property, Plant and Equipment (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Nov. 08, 2017 CAD ($) barrel / d	Nov. 08, 2017 USD ($) barrel / d
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss (reversal of impairment loss)	$ 56	$ 173
Income from reimbursements under insurance policies	468
PPE, not subject to depletion, depreciation and amortization	5,200	2,800
Undeveloped land
Disclosure of detailed information about property, plant and equipment [line items]
Land	117	57
Superior Refinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Crude oil, facility capacity (bbls/day) | barrel / d			50,000	50,000
Acquisition cash consideration			$ 670	$ 527
Revenue from sale of goods		163
Profit (loss)		13
Revenue of combined entity as if combination occurred at beginning of period		1,100
Profit (Loss) of acquiree if combination occurred at beginning of period		93
Revenue of combined entity as if combination occurred at beginning of period		19,900
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 892
Western Canada
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds on sale of assets	185
Gain on sale of assets	46
Gain on sale of assets, net of tax	$ 36